SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 CNY (¥) $ / shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2023 shares
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥	¥ 265		¥ 247
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	113,337,790
Granted (in shares)	2,199,840
Forfeited (in shares)	(4,159,740)
Vested (in shares)	(10,537,210)
Nonvested restricted stocks outstanding at the end of the period (in shares)	100,840,680			113,337,790
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 2.86
Granted (in dollars per shares) | $ / shares		4.6
Forfeited (in dollars per shares) | $ / shares		2.1
Vested (in dollars per shares) | $ / shares		2.52
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 2.96		$ 2.86
Recognized share-based compensation expenses | ¥	¥ 137
Total unrecognized compensation expense | ¥	¥ 1,462	$ 1,462
Weighted-average period for recognition of unrecognized compensation costs	5 years 3 months 21 days
Total fair value of nonvested restricted stocks, vested | ¥	¥ 343		¥ 283
Restricted stocks | Performance Condition | Senior officers
Number of Restricted Stocks
Granted (in shares)	128,720			888,210	28,625,350